EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 7,683	$ 6,803	$ 6,375
Net income	2,829	1,076	93
Other comprehensive income	(31)	217	203
Comprehensive income (loss)	2,798	1,293	296
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	343	378	243
Net income	7	36	11
Other comprehensive income	0	0	0
Comprehensive income (loss)	$ 7	$ 36	$ 11